Financial Liabilities at Amortised Cost (Details) - Disclosure Of Other Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	$ 0	$ 0
Amounts due to credit card operators	192,107	198,633
Acceptance of letters of credit	30,628	204
Other long-term financial obligations, short-term portion	1,586	1,704
Current portion subtotal	224,321	200,541
Total other financial liabilities	224,321	200,541
Due after 1 year but within 2 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	0
Due after 2 years but within 3 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	0
Due after 3 years but within 4 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	0
Due after 4 years but within 5 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	0	0
More than 5 years
Schedule of Mortgage Fnance Bonds [Line Items]
Non-current portion subtotal	$ 0	$ 0